Derivatives Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Warrants and Rights Note Disclosure [Abstract]
Schedule of Black–Scholes Option Price Model

The fair value of the series A warrants as of January 4, 2026 was calculated using the Black–Scholes option price model, based on a probability of an adjustment event and using the following assumptions:

	June 30, 2026	December 31, 2025
Expected volatility (%)	78.67%	78.67% - 81.94%
Risk-free interest rate (%)	3.57%	3.57% - 4.31%
Expected Life (years)	3.33	3.33 - 4.32
Value per share	$1.18	$0.82 - $1.604
Exercise price (U.S. dollars per share)	$$1	$$1 - $1.1

Schedule of Fair Value Outstanding Series A Warrants

The following table sets forth the changes in the number of outstanding series A warrants during the six months ended June 30, 2026:

Balance as of December 31, 2025	1,837,461
Exercise of warrants	-
Balance as of January 4, 2026 and as of June 30 2026	1,837,461
Balance as of December 31, 2025	758,872
Change in fair value	526,930
Balance as of January 4, 2026	1,285,802
Classification to equity	(1,285,802)
Balance as of June 30, 2026	-